UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock

Libertyville, Illinois  60048

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

Class I Shares (FVILX)

Class N Shares (FVALX)

Class R Shares (FVRLX)

 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2021

 (UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

THE FORESTER VALUE FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Communication Services
2.21%
Consumer Discretionary
2.93%
Consumer Staples
13.22%
Energy
7.15%
Financials
11.43%
Health Care
15.06%
Industrials
5.66%
Information Technology
6.09%
Materials
3.41%
Utilities
7.37%
Put Options
2.74%
U.S. Government Obligations
5.07%
Money Market Fund
17.66%

Sectors are categorized using Global Industry Classification Standard (GICS).

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

Shares/Par Value		Value

COMMON STOCKS - 74.48%

Communication Services - 2.21%
4,030	AT&T, Inc.	$ 108,850

Consumer Discretionary - 2.93%
2,070	Ebay, Inc.	144,217

Consumer Staples - 13.22%
2,780	Conagra Brands, Inc.	94,159
2,860	General Mills, Inc.	171,085
1,010	JM Smucker Co.	121,230
3,820	The Kroger Co.	154,443
1,400	Tyson Foods, Inc. Class A	110,516
		651,433
Energy - 7.14%
1,400	Chevron Corp.	142,030
475	DT Midstream, Inc.	21,964
790	Exxon Mobil Corp.	46,468
850	Pioneer Natural Resources Co.	141,534
		351,996
Financials - 11.42%
1,130	Allstate Corp.	143,860
510	Aon Plc. (United Kingdom)	145,743
720	Travelers Companies, Inc.	109,447
2,760	US Bancorp, Inc.	164,054
		563,104
Health Care - 15.05%
400	AbbVie, Inc.	43,148
1,680	Bristol Myers Squibb Co.	99,406
1,920	Cardinal Health, Inc.	94,963
370	Cigna Corp.	74,059
1,900	CVS Health Corp.	161,234
940	Johnson & Johnson	151,810
300	UnitedHealth Group, Inc.	117,222
		741,842
Industrials - 5.66%
850	3M Co.	149,107
1,140	Quanta Services, Inc.	129,755
		278,862

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

Shares/Par Value		Value

Information Technology - 6.08%
830	International Business Machines Corp.	$ 115,312
200	Microsoft Corp.	56,384
1,470	Oracle Corp.	128,081
		299,777
Materials - 3.41%
6,500	Alamos Gold, Inc.	46,800
2,236	Newmont Goldcorp Corp.	121,415
		168,215
Utilities - 7.36%
950	DTE Energy Co.	106,125
2,800	Exelon Corp.	135,352
3,410	First Energy Corp.	121,464
		362,941

TOTAL FOR COMMON STOCKS (Cost $2,166,748) - 74.48%		3,671,237

TOTAL FOR PUT OPTIONS PURCHASED (Premiums Paid $138,001) - 2.73%		134,710

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 5.07%
250,000	U.S. Government Treasury Bill, 0.00%, 11/12/2021	249,986
TOTAL FOR U.S GOVERNMENT AGENCIES & OBLIGATIONS (Cost $249,994) - 5.07%		249,986

MONEY MARKET FUND - 17.66%
870,101	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 1.00% **	870,101
TOTAL FOR MONEY MARKET FUND (Cost $870,101) - 17.66%		870,101

TOTAL INVESTMENTS (Cost $3,424,844) - 99.94%		4,926,034

OTHER ASSETS LESS LIABILITIES, NET - 0.06%		2,968

NET ASSETS - 100.00%		$ 4,929,002

** Variable rate security; the coupon rate shown represents the yield at September 30, 2021.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

SCHEDULE OF PUT OPTIONS PURCHASED

SEPTEMBER 30, 2021 (UNAUDITED)

Underlying Security	Counterparty	Contracts +	Notional Amount **	Exercise Price	Expiration	Value

PUT OPTIONS - 2.73%

S&P 500 Index Put *	Interactive Brokers	15	$5,850,000	$3,900	10/15/2021	$ 10,500
S&P 500 Index Put *	Interactive Brokers	5	1,950,000	3,900	11/19/2021	18,950
S&P 500 Index Put *	Interactive Brokers	20	8,000,000	4,000	11/19/2021	105,260
Total Put Options (Premiums Paid $138,001) - 2.73%						$ 134,710

* Non-income producing security during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at September 30, 2021.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2021 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $3,424,844)	$ 4,926,034
Cash	1,011
Receivables:
Dividends and Interest	7,001
Total Assets	4,934,046
Liabilities:
Payables:
Shareholder Redemptions	8
Due to Advisor	5,036
Total Liabilities	5,044
Net Assets	$ 4,929,002

Net Assets Consist of:
Paid In Capital	$ 3,255,055
Distributable Earnings	1,673,947
Net Assets	$ 4,929,002

Class I Shares:
Net Assets	$ 1,126,059
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	200,305
Net asset value, offering price, and redemption price per share	$ 5.62

Class N Shares:
Net Assets	$ 3,067,148
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	563,254
Net asset value, offering price, and redemption price per share	$ 5.45

Class R Shares:
Net Assets	$ 735,795
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	125,959
Net asset value, offering price, and redemption price per share	$ 5.84

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)

Investment Income:
Dividends	$ 60,355
Interest	49
Total Investment Income	60,404

Expenses:
Advisory Fees	23,476
Distribution (12b-1) Fees	6,092
Administration Fees	2,842
Interest Expense	55
Total Expenses	32,465

Net Investment Income	27,939

Realized and Unrealized Loss on Investments and Options:
Realized Loss on:
Investments	(44,146)
(44,146)
Net Change in Unrealized Depreciation on:
Investments	(108,907)
(108,907)

Net Realized and Unrealized Loss on Investments and Options	(153,053)

Net Decrease in Net Assets Resulting from Operations	$ (125,114)

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2021	3/31/2021
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 27,939	$ 79,683
Net Realized Loss on Investments and Options	(44,146)	(824,656)
Unrealized Appreciation (Depreciation) on Investments and Options	(108,907)	541,187
Net Decrease in Net Assets Resulting from Operations	(125,114)	(203,786)

Distributions to Shareholders:
Distributions:
Class I Shares	-	(750,510)
Class N Shares	-	(2,029,434)
Class R Shares	-	(427,971)
Total Distributions Paid to Shareholders	-	(3,207,915)

Capital Share Transactions	(526,482)	(117,686)

Total Decrease	(651,596)	(3,529,387)

Net Assets:
Beginning of Period	5,580,598	9,109,985

End of Period	$ 4,929,002	$ 5,580,598

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited) Six Months Ended 9/30/2021	Years Ended 3/31/2021	3/31/2020	3/31/2019	3/31/2018	3/31/2017
Net Asset Value, at Beginning of Period	$ 5.77	$ 11.10	$ 11.61	$ 11.63	$ 11.36	$ 12.57
Income From Investment Operations:						
Net Investment Income *	0.04	0.12	0.17	0.14	0.12	0.10
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.19)	(0.39)	0.04	0.03	0.27	(1.19)
Total from Investment Operations	(0.15)	(0.27)	0.21	0.17	0.39	(1.09)
Distributions:						
Net Investment Income	-	(0.20)	(0.72)	(0.19)	(0.12)	(0.12)
Realized Gains	-	(4.86)	-	-	-	-
Total from Distributions	-	(5.06)	(0.72)	(0.19)	(0.12)	(0.12)
Net Asset Value, at End of Period	$ 5.62	$ 5.77	$ 11.10	$ 11.61	$ 11.63	$ 11.36
Total Return **	(2.60)% (b)	(1.17)%	2.04%	1.57%	3.49%	(8.68)%
Ratios/Supplemental Data:						
Net Assets at End of Period (Thousands)	$ 1,126	$ 1,213	$ 2,407	$ 10,978	$ 20,474	$ 29,594
Ratio of Expenses to Average Net Assets	0.99% (a)(c)	0.99% (c)	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income to Average Net Assets	1.30% (a)	1.30%	1.50%	1.22%	1.09%	0.65%
Portfolio Turnover	1.24% (b)	4.77%	21.80%	38.45%	13.11%	12.76%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

(c) Expenses (excluding interest expense) were 0.99% for the six months ended September 30, 2021 and year ended March 31, 2021.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS N

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited) Six Months Ended	Years Ended				
	9/30/2021	3/31/2021	3/31/2020	3/31/2019	3/31/2018	3/31/2017
Net Asset Value, at Beginning of Period	$ 5.59	$ 10.88	$ 11.39	$ 11.35	$ 11.12	$ 12.26
Income From Investment Operations:						
Net Investment Income *	0.03	0.09	0.13	0.11	0.10	0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.17)	(0.39)	0.05	0.04	0.26	(1.16)
Total from Investment Operations	(0.14)	(0.30)	0.18	0.15	0.36	(1.09)
Distributions:						
Net Investment Income	-	(0.13)	(0.69)	(0.11)	(0.13)	(0.05)
Realized Gains	-	(4.86)	-	-	-	-
Total from Distributions	-	(4.99)	(0.69)	(0.11)	(0.13)	(0.05)
Net Asset Value, at End of Period	$ 5.45	$ 5.59	$ 10.88	$ 11.39	$ 11.35	$ 11.12
Total Return **	(2.50)% (b)	(1.54)%	1.80%	1.37%	3.23%	(8.92)%
Ratios/Supplemental Data:						
Net Assets at End of Period (Thousands)	$ 3,067	$ 3,563	$ 5,826	$ 7,461	$ 9,768	$ 22,251
Ratio of Expenses to Average Net Assets	1.25% (a)(c)	1.25% (c)	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	1.04% (a)	1.04%	1.18%	0.99%	0.86%	0.39%
Portfolio Turnover	1.24% (b)	4.77%	21.80%	38.45%	13.11%	12.76%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

(c) Expenses (excluding interest expense) were 1.25% for the six months ended September 30, 2021 and year ended March 31, 2021.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND-CLASS R

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited) Six Months Ended	Years Ended				
	9/30/2021	3/31/2021	3/31/2020	3/31/2019	3/31/2018	3/31/2017
Net Asset Value, at Beginning of Period	$ 6.01	$ 11.26	$ 11.76	$ 11.72	$ 11.42	$ 12.58
Income From Investment Operations:						
Net Investment Income *	0.02	0.07	0.10	0.09	0.07	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.19)	(0.38)	0.06	0.02	0.28	(1.19)
Total from Investment Operations	(0.17)	(0.31)	0.16	0.11	0.35	(1.15)
Distributions:						
Net Investment Income	-	(0.08)	(0.66)	(0.07)	(0.05)	(0.01)
Realized Gains	-	(4.86)	-	-	-	-
Total from Distributions	-	(4.94)	(0.66)	(0.07)	(0.05)	(0.01)
Net Asset Value, at End of Period	$ 5.84	$ 6.01	$ 11.26	$ 11.76	$ 11.72	$ 11.42
Total Return **	(2.83)% (b)	(1.62)%	1.56%	0.99%	3.05%	(9.14)%
Ratios/Supplemental Data:						
Net Assets at End of Period (Thousands)	$ 736	$ 804	$ 877	$ 1,063	$ 1,285	$ 1,487
Ratio of Expenses to Average Net Assets	1.50% (a)(c)	1.50% (c)	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.79% (a)	0.81%	0.92%	0.74%	0.64%	0.15%
Portfolio Turnover	1.24% (b)	4.77%	21.80%	38.45%	13.11%	12.76%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

(c) Expenses (excluding interest expense) were 1.50% for the six months ended September 30, 2021 and year ended March 31, 2021.

The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

1.) ORGANIZATION

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering one series of shares, The Forester Value Fund. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund"). Forester Capital Management, Ltd. (the “Advisor”) serves as the Fund’s investment advisor. The Fund currently offers three classes of shares, Class I shares, Class N shares and Class R shares. Each class of shares commenced operations on the following dates: Class I shares June 8, 2009, Class N shares September 10, 1999 and Class R shares December 28, 2010. Each class differs as to administrative and distribution fees, such that Class I shares have no distribution fees but there is a higher minimum initial investment required. See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Fund.

The objective of the Fund is to seek long-term growth of capital.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020) or expected to be taken in the Fund’s 2021 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal and State of Illinois, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2021, the Fund did not incur any interest or penalties.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis.   Discounts and premiums are amortized over the useful lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

Options - The Fund may invest in put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. The ability of the Fund to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

Subsequent Event - Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

3.)  SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stocks) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in level 1 of the fair value hierarchy.

U.S. government obligations - U.S. government obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities. US Treasury Bills are included in level 1 of the fair value hierarchy.

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in level 2 of the fair value hierarchy if valued at other than closing price.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2021:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 3,671,237	$ -	$ -	$ 3,671,237
Put Options Purchased	-	134,710	-	134,710
U.S. Government Agencies & Obligations	249,986	-	-	249,986
Money Market Fund	870,101	-	-	870,101
	$ 4,791,324	$ 134,710	$ -	$ 4,926,034

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

The Fund did not hold any Level 3 assets during the six months ended September 30, 2021. There were no significant transfers into or out of level 1 or level 2 during the period. It is the Fund's policy to recognize transfers into and out of level 1 and level 2 at the end of the reporting period.

4.) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement – The Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund. The Advisor receives a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.89% of the Fund's average daily net assets for Class I, Class N and Class R shares. For the six months ended September 30, 2021, the Advisor earned a management fee of $5,258 for Class I, $14,750 for Class N, and $3,468 for Class R. The Fund owes the Advisor $3,650 for management fees as of September 30, 2021.

Administrative Fee - The Fund pays the Advisor an administration fee for all other normal operating expenses (including administrative services and all expenses related to the Fund’s daily operations, excluding management fees and certain excluded extraordinary expenses like non-filing legal fees ), which is computed and accrued daily and paid monthly, at an annual rate of 0.10% of the Fund's average daily net assets for Class I shares, 0.11% of the Fund's average daily net assets for Class N and Class R shares.  For the six months ended September 30, 2021, the Advisor earned a fee of $591 for Class I, $1,823 for Class N and $428 for Class R.  The Fund owes the Advisor $442 at September 30, 2021 for administrative fees.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund paid broker-dealers for distributing Class N and Class R shares of the Fund.  This expense, which is computed and accrued daily and paid monthly, is limited to an

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

annual rate 0.25% of Class N average daily net assets and an annual rate of 0.50% of Class R average daily net assets. For the six months ended September 30, 2021, the Fund accrued $4,143 for Class N and $1,949 for Class R. The Fund owes the Advisor $944 at September 30, 2021 for distribution fees.

Related Party - Thomas Forester is the control person of the Advisor and also serves as a director and officer of the Company.  Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

5.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2021, purchases and sales of investment securities, other than short-term investments, options and U.S. Government Securities, aggregated $50,114 and $642,916, respectively; purchases and sales of options aggregated $585,146 and $159,778, respectively; purchases and sales of U.S. Government Securities aggregated $749,984 and $1,249,994, respectively.

6.) DERIVATIVE TRANSACTIONS

The Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of its derivative activities during the six months ended September 30, 2021.

Average notional value of:

Put Options Purchased

$ 14,375,000

Put Options Written

$                0

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

As of September 30, 2021, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Index Contracts
Put Options Purchased (Investments in Securities)	$ 134,710
Total Assets	$ 134,710

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

For the six months ended September 30, 2021, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Index Contracts	Total
Put Options Purchased (Investments)	$ 81,203	$ 81,203

Net realized gain (loss) on:	Equity Index Contracts	Total
Put Options Purchased (Investments)	$ (374,860)	$ (374,860)

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund’s use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

7.) CAPITAL SHARE TRANSACTIONS

As of September 30, 2021, there were 5,000,000,000 shares of capital stock for the Company with a par value of $0.0001 authorized. The total par value and paid in capital totaled $3,255,055.  Transactions in capital stock were as follows:

	Six months ended September 30, 2021		Year ended March 31, 2021
CLASS I SHARES	Shares	Amount	Shares	Amount
Shares sold	2,154	$ 12,587	2,240	$ 16,280
Shares issued in reinvestment of dividends	-	-	115,635	648,710
Shares redeemed	(12,217)	(72,567)	(124,358)	(1,057,192)
Net decrease	(10,063)	$ (59,980)	(6,483)	$ (392,202)

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

	Six months ended September 30, 2021		Year ended March 31, 2021
CLASS N SHARES	Shares	Amount	Shares	Amount
Shares sold	1,454	$ 8,144	70,150	$ 516,511
Shares issued in reinvestment of dividends	-	-	359,141	1,953,727
Shares redeemed	(75,230)	(426,610)	(327,846)	(2,565,017)
Net increase (decrease)	(73,776)	$ (418,466)	101,445	$ (94,779)

	Six months ended September 30, 2021		Year ended March 31, 2021
CLASS R SHARES	Shares	Amount	Shares	Amount
Shares sold	3,847	$ 23,543	26,365	$ 261,885
Shares issued in reinvestment of dividends	-	-	73,157	427,972
Shares redeemed	(11,671)	(71,579)	(43,590)	(320,562)
Net increase (decrease)	(7,824)	$ (48,036)	55,932	$ 369,295

8.) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year. As of March 31, 2021, the Fund’s most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$ 15,241
Long-term Capital Loss Carryforward – Non-expiring	(30,776)
Short-term Capital Loss Carryforward – Non-expiring	(894,544)
Net Unrealized Appreciation of Investments	1,694,149
Total Distributable Earnings	$ 784,070

As of March 31, 2021, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities inclusive of derivative contracts were as follows:

Gross unrealized appreciation on investment securities	$ 1,795,813
Gross unrealized depreciation on investment securities	(101,664)
Net unrealized appreciation on investment securities	$ 1,694,149

Tax cost of investment securities, including short-term investments*	$ 3,883,883

*The difference between the book cost and tax cost of investments represents disallowed wash sales and mark-to-market on 1256 contracts for tax purposes.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

The tax character of distributions paid during the years ended March 31, 2021 and 2020 are as follows:

Ordinary income:	March 31, 2021	March 31, 2020
Class I Shares	$ 29,960	$ 186,611
Class N Shares	53,314	374,510
Class R Shares	6,766	52,069
Total	$ 90,040	$ 613,190

Long-Term Capital Gains:	March 31, 2021	March 31, 2020
Class I Shares	$ 720,551	$ -
Class N Shares	1,976,119	-
Class R Shares	421,205	-
Total	$ 3,117,875	$ -

No distributions were paid during the six months ended September 30, 2021.

9.) COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2021, National Financial Services, LLC, in omnibus accounts, for the benefit of others, in aggregate, owned approximately 34% of the Fund and may be deemed to control the Fund.

11.) MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

Certain impacts from the COVID-19 outbreak, and other infectious illness outbreaks that may arise in the future, may have a significant negative impact on the Fund’s operations and performance. These circumstances may continue for an extended period of time, and may have an adverse impact on economic and market conditions. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual companies, are not known. The extent of the impact to the financial performance and the operations of the Fund will depend on future developments, which are highly uncertain and cannot be predicted.

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2021 (UNAUDITED)

Expense Example

As a shareholder of the Forester Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2021 through September 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

THE FORESTER VALUE FUND

EXPENSE ILLUSTRATION (CONTINUED)

SEPTEMBER 30, 2021 (UNAUDITED)

The Forester Value Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2021	September 30, 2021	April 1, 2021 through September 30, 2021

Actual	$1,000.00	$974.00	$4.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.10	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Forester Value Fund - Class N

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2021	September 30, 2021	April 1, 2021 through September 30, 2021

Actual	$1,000.00	$974.96	$6.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.80	$6.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Forester Value Fund - Class R

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2021	September 30, 2021	April 1, 2021 through September 30, 2021

Actual	$1,000.00	$971.71	$7.41
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER VALUE FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2021 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 612 Paddock Libertyville, IL 60048 Age: 61	Director	Indefinite; Since Inception	1	Mr. Kelley has been a Senior Director of Hospitality Partnerships at AmTab Manufacturing since November, 2020. Before he was a National Account Executive for Concept Amenities since March, 2009.
Stanley Simpson 612 Paddock Libertyville, IL 60048 Age: 63	Director; Chairman	Indefinite; Since March 2007	1	Stanley Simpson has been a commodities trader for more than five years.
Barry Meyer 612 Paddock Libertyville, IL 60048 Age: 62	Director	Indefinite; Since March 2007	1	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 612 Paddock Libertyville, IL 60048 Age: 62	Director; President; Treasurer; Chief Compliance Officer	Indefinite; Since Inception	1	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99, & Chief Compliance Officer from 3/31/10 – present.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Each Director, except Mr. Forester, is paid a total fee of $100 annually by the Advisor. The fee has not been paid in the six months ended September 30, 2021.

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2021 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for each month of the fiscal year on Form N-PORT.  The Fund’s complete schedule of investments for the last month of each quarter are available publicly. The Form N-PORT filings must be made within 60 days of the end of the quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Liquidity Risk Management Program - The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended September 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

This Page Was Left Blank Intentionally

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By: /s/ Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 6, 2021